Schedule of revenue disaggregated by service (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,602,471	$ 2,167,021	$ 3,382,514
Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	995,138	1,345,726	1,695,673
Brokerage Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	986,791	1,334,438	1,692,773
Brokerage Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	8,347	11,288	2,900
Emerging and Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	607,333	821,295	1,686,841
Emerging and Other Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	229,429	310,255	638,776
Emerging and Other Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 377,904	$ 511,040	$ 1,048,065